Capital and other components of equity	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Capital and other components of equity

15.	Capital and other components of equity:
(a)	Share capital:

Authorized capital stock:

Unlimited number of shares without par value:

➢	Common shares

Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

➢

Series A preferred shares, non-voting, non-participating, fixed, preferential and non-cumulative dividend of 5% of paid-up capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

All issued shares are fully paid.

(b)	Share options exercised:

During the year ended March 31, 2021, Neptune issued 5,001,793 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.96 per common share, including 25,000 common shares issued upon exercise of market performance options, for a total cash consideration of $9,769,951.

During the year ended March 31, 2020, Neptune issued 2,067,418 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.90 per common share for a total cash consideration of $3,930,424.

(c)	DSUs released:

During the year ended March 31, 2021, Neptune issued 48,313 common shares of the Corporation to former and current members of the Board of Directors at a weighted average price of $2.60 per common share for past services.

During the year ended March 31, 2020, Neptune issued 333,279 common shares of the Corporation to a former CEO, a former Chief Financial Officer and to a former member of the Board of Directors at a weighted average price of $1.48 per common share for past services.

(d)	RSUs released:

During the year ended March 31, 2021, Neptune issued 574,464 common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $5.50 per common share. Withholding taxes of $1,009,657 were paid pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional 358,872 RSUs.

During the year ended March 31, 2020, Neptune issued 437,849 common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $5.80 per common share. Withholding taxes of $962,077 were paid pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional 262,153 RSUs.

(e)	Restricted shares:

During the year ended March 31, 2021, Neptune issued 29,733 common shares of the Corporation to employees at a weighted average price of $4.19 per common share for past services. Although issued as restricted shares under the equity incentive plan, there was no actual restriction nor restricted period on the shares, and they immediately converted into registered shares upon acceptance by the employees.

(f)	Warrants:

Warrants of the Corporation classified as equity are composed of the following as at March 31, 2021 and 2020:

			March 31,			March 31,
			2021			2020
	Number	Number		Number	Number
	outstanding	vested	Amount	outstanding	vested	Amount

Warrants IFF (i)	2,000,000	1,000,000	$1,089,243	2,000,000	—	$388,281
Warrants AMI (ii)	4,175,000	4,175,000	22,857,868	4,175,000	3,300,000	18,209,495
	6,175,000	5,175,000	$23,947,111	6,175,000	3,300,000	$18,597,776
(i)

During the year ended March 31, 2020, Neptune granted 2,000,000 warrants (“Warrants IFF”) with an exercise price of US$12.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest in four equal biannual installments, starting on May 7, 2020. As at March 31, 2021, the fair value of the services to be rendered has been estimated using the fair value of the warrants using the Black-Scholes option pricing model to be $1,197,305 (US$0.9 million) (2020 –  $999,443 (US$0.7 million)) of which $700,962 was recognized as an expense during the year ended March 31, 2021 (2020 - $388,281) under the selling, general and administrative expenses in the consolidated financial statements of loss and comprehensive loss. For the year ended March 31, 2021, the Corporation used a risk-free rate of 1.70%(2020 – 1.70%) , a volatility of 84% (2020 – 81%) and a remaining contractual life of 3.5 years in the model. Each quarter-end, the fair value of the non vested warrants will be revaluated.

(ii)

During the year ended March 31, 2020, Neptune granted 4,175,000 warrants (“Warrants AMI”) with an exercise price of US$8.00 expiring on October 3, 2024 and February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The fair value of the warrants is based on the fair value of the services which are reliably measurable. As at March 31, 2021, the fair value has been estimated to $22,857,868 (US$16.7 million) of which $4,648,373 was recognized as an expense during the year ended March 31, 2021 (2020 - $18,209,495).

(iii)	During the year ended March 31, 2020, Neptune issued 750,000 common shares of the Corporation for warrants exercised for a total cash consideration of $2,527,500.
(g)	At-The-Market Offering:

On March 11, 2020, Neptune entered into an Open Market Sale Agreement with Jefferies LLC pursuant to which the Corporation may from time to time sell, through at-the-market (ATM) offerings with Jefferies LLC acting as sales agent, such common shares as would have an aggregate offer price of up to $70,310,000 (US$50,000,000).

The Corporation sold a total of 4,159,086 common shares of the Corporation through the ATM over the NASDAQ stock market during the year ended March 31, 2020, for gross proceeds of $7,069,220 (US$4,971,104) and net proceeds of $6,760,099. The 3% commissions paid and transaction costs amounted to $309,121. The shares were sold at the prevailing market prices which resulted in a weighted average price of US$1.20 per share.

During the year ended March 31, 2021, the Corporation sold a total of 5,411,649 shares through the ATM program over the NASDAQ stock market, for gross proceeds of $19,045,446 and net proceeds of $18,210,042. The 3% commissions paid and transaction costs amounted to $835,404. The shares were sold at the prevailing market prices which resulted in an average of approximately US$2.53 per share.

The ATM Offering was terminated as of February 16, 2021 and Neptune will make no further sales under the ATM Offering. As of that date, Neptune had sold 9,570,735 of its common shares under the ATM Offering, raising approximately $26,114,666 (US$18.6 million) in gross proceeds.

(h)	Direct Offering:

During the year ended March 31, 2021, the Corporation issued 4,773,584 common shares at an offering price of US$2.65 per share for gross proceeds of $17,089,372 and net proceeds of $16,006,155. The offering expense and deducting costs amounted to $1,083,217.

(i)	Private placements:

During the year ended March 31, 2021, Neptune completed a private placement with certain US healthcare focused institutional investors for a private placement of 16,203,700 common shares and 10,532,401 warrants.  Each warrant is exercisable for one common share at an exercise price of US$2.25.  The gross proceeds of this offering were $45,997,000 (US$35 million) before deducting fees and other offering expenses.

Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, resulting in an initial warrant liability of $11,620,307 (note 14) and $34,376,693 recorded in the equity of the Corporation. Purchase warrants are recognized as liabilities, as the exercise price of the warrants is in USD, whereas the Corporation’s functional currency is the Canadian dollar.  Total issue costs related to this private placement amounted to $2,714,273, of which $2,034,974 were recorded against share capital and the portion related to the warrants, in the amount of $679,299, was recorded under finance costs.

On July 18, 2019, Neptune completed a private placement of 9,415,910 common shares of the Corporation at a purchase price of US$4.40 per common share for total gross proceeds to the Corporation of $53,970,867 (US$41,430,004). Total issue costs related to this transaction amounted to $2,538,736 and were recorded against share capital.

(j)	Business combinations:

On February 10, 2021, as part of the consideration paid for the acquisition of a 50.1% interest in Sprout Foods, Inc., Neptune issued 6,741,573 common shares of the Corporation, for a total consideration of $22,333,976 (USD$17.6 million) representing the fair value of the common shares at the date of acquisition (refer to note 4 (b)).

On July 24, 2019, as part of the initial consideration paid for the acquisition of SugarLeaf, Neptune issued 1,587,301 common shares of the Corporation for total consideration of $7,966,970, representing the fair value of the common shares at the date of acquisition (refer to note 4 (a)).

(k)	Registered Direct Offering Priced At-The-Market and Concurrent Private Placement:

On February 17, 2021, Neptune entered into definitive agreements with institutional investors for the purchase of 27,500,000 common shares. The Corporation has also agreed to issue to the investors, in a concurrent private placement, unregistered common share purchase warrants to purchase an aggregate of 6,875,000 common shares. Each common share and accompanying quarter of a warrant are being sold together at a combined offering price of US$2.00, pursuant to a registered direct offering, priced at-the-market under Nasdaq rules, for aggregate gross proceeds of approximately $69,916,000 (US$55.0 million) before deducting fees and other estimated offering expenses (the "Offering"). The warrants will have an exercise price of US$2.25 per share, will be exercisable commencing on the six-month anniversary of the date of issuance, and will expire 5.5 years from the date of issuance.  The Offering closed on February 19, 2021.

Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, resulting in an initial warrant liability of $8,163,181 (note 14) and $61,752,819 recorded in the equity of the Corporation. Purchase warrants are recognized as liabilities, as the exercise price of the warrants is in USD, whereas the Corporation’s functional currency is the Canadian dollar. Total issue costs related to this private placement amounted to $3,911,901, of which $3,449,938 were recorded against share capital and the portion related to the warrants, in the amount of $461,963, was recorded under finance costs.

During the year ended March 31, 2021, the Corporation amortized at-the-market transactions costs of $439,010.

(l)	Provision and liability settled in shares:

During the year ended March 31, 2020, Neptune issued 600,000 common shares of the Corporation to a Former CEO of the Corporation as part of a settlement regarding severance entitlements under his employment contract terminated in April 2014 (refer to note 12 (b)).